Unissued equity	6 Months Ended
Dec. 31, 2025
Unissued Equity [Abstract]
Unissued equity
Note 14. Unissued equity
On 23 October 2023, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company issued a six-month
unsecured convertible promissory note (the “Note”) in the principal amount of A$776,670 (US$500,000). The Note bears interest at a rate of 10% per annum. On 23 December 2023 the investor called upon 50% of the Note, and cash of US$253,014 was paid, which represented US$250,000 of principal and US$3,014 of interest (total payment of A$380,224). The investor exercised their option to receive the remaining 50% in ADSs on 20 December 2023, which resulted in 591,697 ADS to be issued. On 19 June 2024, 591,697 ADSs representing 5,916,970 ordinary shares were issued at a price of A$0.0643 per ordinary share. Subsequent to 30 June 2024, the investor was unable to meet their obligations for transfer of the shares and on 2 July 2024 the share allocation was cancelled and remains recognised as unissued equity as at 31 December 2025.